Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2011
Securities sold under repurchase agreements
12.	Securities sold under repurchase agreements

The Bank’s financing transactions under repurchase agreements amounted to $377.0 million and $264.9 million as of December 31, 2011 and 2010, respectively.

During the years ended December 31, 2011, 2010 and 2009, interest expense related to financing transactions under repurchase agreements totaled $2.1 million, $1.5 million, and $5.9 million, respectively, were recorded. These expenses are presented in the consolidated statements of income as interest expense –borrowings.